Schedule of Investments (unaudited) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Auto Components — 0.0%
Lear Corp.		178	$21,305

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		76,644	34,490

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(b)		6,155	—

Metals & Mining — 0.0%
Ameriforge Group, Inc.		832	416
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $131,156)(a)(b)(c)		7,476	456

			872

Software — 0.0%
Avaya Holdings Corp.		40	64

Specialty Retail — 0.2%
NMG Parent LLC		2,218	375,212

Total Common Stocks — 0.2% (Cost: $1,378,110)			431,943

		Par (000)

Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(d)	USD	740	731,505

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(d)		275	269,288

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(d)		73	64,240

Building Products — 0.1%
White Cap Buyer LLC, 6.88%, 10/15/28(d)		155	126,474

Capital Markets — 0.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(d)		74	69,560

Chemicals(d) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28		32	26,560
WR Grace Holdings LLC, 5.63%, 08/15/29		239	179,250

			205,810

Construction Materials — 0.2%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(d)		940	564,000

Diversified Telecommunication Services(d) — 0.1%
Lumen Technologies, Inc., 5.38%, 06/15/29		246	182,818
Zayo Group Holdings, Inc., 6.13%, 03/01/28		155	108,745

			291,563

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(d)		89	72,090
Texas Competitive Electric Holdings, 1.00%, 11/10/21(b)(e)		1,050	—

			72,090

Electronic Equipment, Instruments & Components — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28(d)		556	447,580

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 3.88%, 11/01/29(d)	USD	231	$187,618

Health Care Providers & Services — 0.1%
Medline Borrower LP, 5.25%, 10/01/29(d)		237	178,935

Hotels, Restaurants & Leisure(d) — 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29		240	183,380
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30		235	178,474

			361,854

Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(b)(e)		400	—

Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27(d)		220	189,594

Internet Software & Services(d) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28		137	127,410
4.50%, 08/15/29		235	197,547

			324,957

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(d)		742	516,847

Media(d) — 0.2%
Liberty Broadband Corp., 2.75%, 09/30/50		315	301,998
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(f)		139	54,266
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		353	289,541

			645,805

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 6.63%, 09/01/30		382	387,730

Real Estate Management & Development — 0.0%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(d)		165	119,006

Wireless Telecommunication Services — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(d)		85	79,987

Total Corporate Bonds — 2.1% (Cost: $6,967,746)			5,834,443

Floating Rate Loan Interests(g)

Aerospace & Defense — 4.4%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		1,761	1,540,280
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.32%, 05/25/28		358	313,278
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 4.00%, 10/31/26		440	424,346
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, (6 mo. LIBOR + 3.75%, 0.50% Floor), 7.06%, 08/03/29		230	219,650
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		1,051	966,978
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 04/06/26		1,955	1,798,751
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 8.63%, 04/09/26(b)		455	350,720

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.57%, 02/01/29	USD	1,049	$988,909
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28		3,519	3,329,432
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 01/15/25		606	598,859
TransDigm, Inc., 2020 Term Loan F, (3 mo. LIBOR + 2.25%), 5.92%, 12/09/25		1,553	1,485,113

			12,016,316

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.04%, 04/06/28		357	325,672
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26		256	224,299
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 12/15/28		594	505,097

			1,055,068

Airlines — 3.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.46%, 04/20/28		1,009	975,895
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 6.42%, 08/11/28		1,258	1,193,930
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 01/29/27		169	155,066
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.82%, 12/15/23		960	946,537
2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.83%, 06/27/25		773	749,018
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 8.78%, 06/21/27		2,026	2,030,134
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.53%, 04/21/28		2,277	2,169,466

			8,220,046

Auto Components — 2.4%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/10/28		502	472,494
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 04/30/26		2,248	2,121,604
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28		16	13,460
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 2.75%), 6.42%, 05/16/24		2,318	2,252,624
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 6.92%, 12/02/26		132	127,083
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 02/05/26		1,584	1,464,758

			6,452,023

Security		Par (000)	Value

Banks — 0.8%
Directv Financing LLC, Term Loan, (1 mo. LIBOR + 5.00%, 0.75% Floor), 8.12%, 08/02/27	USD	1,501	$1,394,651
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28		993	892,476

			2,287,127

Beverages — 0.8%
Naked Juice LLC
2nd Lien Term Loan, (3 mo. SOFR + 6.00%, 0.50% Floor), 9.65%, 01/24/30		726	657,280
Term Loan, (3 mo. SOFR + 3.25%, 0.50% Floor), 6.90%, 01/24/29		1,564	1,430,514

			2,087,794

Building Materials — 0.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		158	129,593

Building Products — 1.8%
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/23/27		907	786,320
CPG International LLC, 2022 Term Loan B, (6 mo. SOFR CME + 2.50%, 0.50% Floor), 4.09%, 04/28/29(b)		483	464,888
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 07/28/28		506	468,895
New AMI I LLC, 2022 Term Loan B, (1 mo. SOFR + 6.00%, 0.50% Floor), 9.03%, 03/08/29(b)		524	461,054
Standard Industries, Inc., 2021 Term Loan B, (6 mo. LIBOR + 2.50%, 0.50% Floor), 6.68%, 09/22/28		998	966,355
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 6.93%, 12/31/26		1,961	1,785,784

			4,933,296

Capital Markets — 3.3%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 8.81%, 08/02/29		1,663	1,488,150
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. SOFR CME + 3.75%, 1.00% Floor), 6.78%, 04/09/27		3,802	3,579,760
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 9.87%, 04/07/28(b)		1,114	1,075,010
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.69%, 11/12/27		935	890,654
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 06/27/25		381	376,576
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 06/30/28		908	877,837
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.32%, 04/12/24(b)		721	703,327

			8,991,314

Chemicals — 4.5%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6 mo. SOFR CME + 4.75%, 0.75% Floor), 8.83%, 08/27/26		1,563	1,526,968
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 5.42%, 06/01/24		429	421,998
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 12/29/27		450	349,236
Discovery Purchaser Corp., 10/04/29(h)		820	748,250

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 01/31/26	USD	1,225	$1,214,476
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 06/30/27		860	777,143
Lonza Group AG, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 07/03/28		664	589,106
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 6.17%, 03/02/26		1,465	1,398,588
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/15/24		926	897,078
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 5.94%, 10/14/24		1,063	959,091
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.31%, 06/09/28		1,070	1,017,059
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%, 0.50% Floor), 6.81%, 07/31/26(b)		433	410,565
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		651	603,400
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 5.80%, 08/02/28		1,017	963,117
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 10/01/25		98	91,901
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28		332	309,533

			12,277,509

Commercial Services & Supplies — 4.6%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 05/12/28		1,617	1,418,199
Amentum Government Services Holdings LLC, 2022 Term Loan, (3 mo. SOFR CME + 4.00%), 7.39%, 02/15/29(b)		487	463,658
Aramark Services, Inc.,
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 4.87%, 03/11/25		95	91,885
Asurion LLC
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 6.12%, 11/03/24		692	646,236
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 8.37%, 01/31/28		689	516,527
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 8.37%, 01/20/29		984	747,840
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 10/08/28		431	426,528
Covanta Holding Corp.
2021 Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		701	678,666
2021 Term Loan C, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 11/30/28		53	51,092
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 11/27/26		1,198	1,178,025
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 7.37%, 12/12/25		1,568	1,523,077
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 7.42%, 05/09/25		318	293,453
Packers Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.01%, 03/09/28		1,034	946,355
Prime Security Services Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.30%, 09/23/26		1,214	1,171,346

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 11.42%, 06/16/26	USD	204	$141,011
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 7.12%, 08/27/25		1,923	1,860,817
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%, 0.50% Floor), 8.12%, 07/30/28		484	456,675

			12,611,390

Communications Equipment — 0.5%
ViaSat, Inc., Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.65%, 03/02/29		1,556	1,375,230

Construction & Engineering — 2.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.95%, 06/21/24		2,292	1,989,190
New Arclin U.S. Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 09/30/29(b)		572	537,680
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 01/21/28		644	624,054
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.31%, 06/02/28		1,715	1,579,515
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 05/12/28		1,083	1,011,848

			5,742,287

Construction Materials — 1.8%
Core & Main LP, 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 5.58%, 07/27/28		2,534	2,416,713
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/29/25		1,467	1,405,735
Oscar AcquisitionCo, LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.15%, 04/29/29		683	624,378
Tamko Building Products LLC, Term Loan B, (3 mo. LIBOR + 3.00%), 6.08%, 06/01/26		534	503,381

			4,950,207

Containers & Packaging — 1.6%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.81%, 04/03/24		1,474	1,369,664
Charter Next Generation, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 12/01/27		1,410	1,334,776
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.81%, 07/31/26		380	360,939
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.65%, 08/18/27		728	637,531
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 6.30%, 09/15/28		55	52,295
2021 Incremental Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 09/15/28		620	586,517

			4,341,722

Distributors — 0.8%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/27		735	710,288

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Distributors (continued)
TMK Hawk Parent Corp.(b)
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 12.57%, 05/30/24	USD	592	$544,786
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.57%, 08/28/24		1,895	995,098

			2,250,172

Diversified Consumer Services — 2.9%
2U, Inc., Term Loan, (1 mo. LIBOR + 5.75%, 0.75% Floor), 8.87%, 12/30/24		882	838,627
Ascend Learning LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 12/10/29		482	417,234
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 12/11/28		1,188	1,094,169
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/24/28		574	553,587
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 07/11/25		1,384	1,339,643
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 5.16%, 05/15/24		686	649,600
OLA Netherlands BV, Term Loan, (1 mo. SOFR CME + 6.25%, 0.75% Floor), 9.20%, 12/15/26		535	507,540
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 10/28/27		431	408,134
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 10.79%, 08/10/23		287	277,445
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 10.79%, 08/10/23		451	234,941
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 7.01%, 01/15/27		1,097	1,058,944
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 07/20/28		456	438,422

			7,818,286

Diversified Financial Services — 7.5%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 7.62%, 07/31/26		629	596,614
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%, 0.50% Floor), 5.56%, 03/10/28(b)		519	505,139
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 02/04/28		1,070	1,025,907
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.19%, 08/02/28(b)		2,192	1,988,901
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.04%, 10/22/26		1,437	1,386,212
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 5.62%, 09/01/28		987	951,899
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.33%, 12/01/28		412	360,500
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.83%, 12/01/27		1,069	965,289
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 7.67%, 02/07/25		556	517,788
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27		1,914	1,819,377

Security		Par (000)	Value

Diversified Financial Services (continued)
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. SOFR CME + 4.00%, 0.50% Floor), 7.70%, 02/16/28	USD	263	$251,783
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 07/03/24		1,026	987,987
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 8.87%, 09/21/29		153	145,860
2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 09/23/28		372	354,587
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		314	273,825
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 09/25/26		1,347	1,242,995
RVR Dealership Holdings LLC, Term Loan B, (1 mo. SOFR + 3.75%, 0.75% Floor), 6.87%, 02/08/28		451	396,801
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 5.67%, 11/05/28		826	805,350
SMG U.S. Midco 2, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.50%), 5.62%, 01/23/25		942	896,204
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 7.92%, 07/30/25		619	587,487
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 8.67%, 09/01/25		2,295	1,812,123
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/28/27		906	875,062
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27		757	706,450
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 5.32%, 04/30/28		1,003	955,859

			20,409,999

Diversified Telecommunication Services — 1.7%
Cablevision Lightpath LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 11/30/27		350	334,251
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.63%, 10/02/27		497	427,996
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.44%, 05/01/28		1,219	1,128,155
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 11/04/26		1,189	1,153,830
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 03/01/27		917	869,241
Virgin Media SFA Finance Ltd., GBP Term Loan L, (1 mo. SONIA + 3.25%), 4.97%, 01/15/27	GBP	600	595,038

			4,508,511

Electric Utilities — 0.9%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 5.57%, 12/15/27	USD	772	754,545
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 03/31/28		1,989	1,780,462

			2,535,007

Electrical Equipment — 0.9%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (6 mo. LIBOR + 4.75%, 0.75% Floor), 8.92%, 06/23/28(b)		944	873,625

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment (continued)
AZZ, Inc., Term Loan B, (1 mo. SOFR CME + 4.25%, 0.50% Floor), 7.08%, 05/13/29	USD	203	$164,893
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 5.62%, 03/31/27		1,495	1,433,899

			2,472,417

Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 2022 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.31%, 07/02/29		1,070	1,034,337

Environmental, Maintenance & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 09/07/27		1,213	1,180,312
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 11/02/27		749	705,354

			1,885,666

Equity Real Estate Investment Trusts (REITs) — 0.2%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 05/11/24		534	522,567

Food & Staples Retailing — 0.4%
U.S. Foods, Inc.
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 09/13/26		753	729,837
2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 11/22/28		410	399,203

			1,129,040

Food Products — 2.3%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/01/25		735	641,342
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 10/01/25		942	827,152
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 10/25/27		1,204	1,093,440
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 01/29/27		2,185	2,057,383
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 6.37%, 02/05/26		247	235,917
Sovos Brands Intermediate, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 06/08/28		938	891,490
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.15%, 01/20/28		423	409,412

			6,156,136

Gas Utilities — 0.7%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.21%, 12/21/28		2,063	1,905,204

Health Care Equipment & Supplies — 1.7%
Electron BidCo, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 11/01/28		1,354	1,281,270
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 05/04/28		473	460,005
Medline Borrower LP, USD Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 10/23/28		2,689	2,467,595
Venga Finance SARL, 2021 USD Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 7.82%, 12/04/28(b)		402	369,584

			4,578,454

Security		Par (000)	Value

Health Care Providers & Services — 3.1%
CCRR Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 03/06/28	USD	1,003	$963,619
CHG Healthcare Services, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 09/29/28		633	606,382
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 7.46%, 01/08/27		895	840,061
Envision Healthcare Corp.
2022 1st Out Term Loan, (3 mo. SOFR CME + 7.88%, 1.00% Floor), 10.53%, 03/31/27		147	140,355
2022 2nd Out Term Loan, (3 mo. SOFR CME + 4.25%, 1.00% Floor), 6.83%, 03/31/27		978	425,512
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 7.42%, 02/18/27		1,037	938,570
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.50% Floor), 10.42%, 11/15/29		358	326,054
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%, 0.50% Floor), 7.42%, 11/15/28(b)		331	308,766
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 8.17%, 03/05/26		645	570,790
Orbcomm, Inc., Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 7.34%, 09/01/28		539	492,246
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 6.62%, 02/14/25		32	29,862
Sotera Health Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 12/11/26		1,564	1,368,500
Vizient, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.25%, 0.50% Floor), 5.37%, 04/28/29		209	207,306
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.92%, 12/22/28		1,147	1,094,639

			8,312,662

Health Care Services — 0.3%
Azalea Topco, Inc., Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 07/24/26		600	544,597
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% Floor), 9.88%, 11/01/29(b)		377	358,150

			902,747

Health Care Technology — 3.1%
Athenahealth, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 3.50%, 0.50% Floor), 6.58%, 02/15/29		1,778	1,589,676
Change Healthcare Holdings LLC, 2017 Term Loan B, (PRIME + 1.50%), 7.75%, 03/01/24		852	849,123
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 10/10/25		445	424,255
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 03/07/24		292	291,190
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28		2,679	2,466,152
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 07/24/26		1,036	941,465
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 04/02/29(b)		1,902	1,844,940

			8,406,801

Hotels, Restaurants & Leisure — 6.9%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 11/19/26		1,001	954,688
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		129	113,286

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Aristocrat Technologies, Inc., 2022 Term Loan B, (3 mo. SOFR CME + 2.25%, 0.50% Floor), 5.90%, 05/24/29	USD	62	$61,194
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 12/23/24		1,077	1,049,790
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 6.62%, 07/21/25		429	421,776
Carnival Corp., USD Term Loan B, (6 mo. LIBOR + 3.00%, 0.75% Floor), 5.88%, 06/30/25		893	808,199
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 5.12%, 03/17/28		478	461,802
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28		566	557,350
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 6.67%, 03/08/24		2,393	1,805,939
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		2,342	2,168,880
Flutter Financing BV, 2022 USD Term Loan B, 07/29/28		731	712,608
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 5.12%, 11/30/23		808	803,765
IRB Holding Corp., 2020 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.87%, 02/05/25		972	937,550
Penn National Gaming, Inc., 2022 Term Loan B, (1 mo. SOFR CME + 2.75%, 0.50% Floor), 5.88%, 05/03/29		917	880,409
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 03/13/28		1,058	1,011,749
Scientific Games International, Inc., 2022 USD Term Loan, (1 mo. SOFR CME + 3.00%, 0.50% Floor), 5.91%, 04/14/29		504	488,373
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 5.89%, 07/21/26		687	659,972
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%, 0.25% Floor), 5.37%, 02/08/27		1,263	1,205,881
Travelport Finance Luxembourg SARL
2020 Super Priority Term Loan, (3 mo. LIBOR + 1.50%, 1.00% Floor, 8.75% PIK), 5.17%, 02/28/25(f)		891	880,082
2021 Consented Term Loan, (3 mo. LIBOR + 6.75%), 10.42%, 05/29/26		1,031	720,864
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 5.93%, 10/02/28		555	500,067
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 08/03/28		1,398	1,291,103
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 05/30/25		332	322,301

			18,817,628

Household Durables — 1.6%
ACProducts Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.32%, 05/17/28		1,017	746,156
Hunter Douglas Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 6.34%, 02/26/29		1,391	1,138,136
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 4.87%, 02/04/27		927	891,136
Snap One Holdings Corp., Term Loan B, (6 mo. LIBOR + 4.50%, 0.50% Floor), 7.38%, 12/08/28		664	602,829

Security		Par (000)	Value

Household Durables (continued)
Springs Windows Fashions LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.60%, 10/06/28	USD	509	$396,344
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 6.37%, 10/30/27		844	682,118

			4,456,719

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 03/03/28		330	312,651

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 01/15/25		311	301,727
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 5.12%, 08/12/26		467	447,447
Term Loan B9, (1 mo. LIBOR + 2.00%), 5.12%, 04/05/26		869	833,852

			1,583,026

Industrial Conglomerates — 2.2%
AVSC Holding Corp.(f)
2020 Term Loan B1, (3 mo. LIBOR + 3.25%, 1.00% Floor, 0.25% PIK), 6.39%, 03/03/25		861	751,308
2020 Term Loan B3, (3 mo. LIBOR + 5.00%, 10.00% PIK), 8.67%, 10/15/26		592	599,247
Diamond BC BV, 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 5.56%, 09/29/28		1,070	983,435
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.76%, 11/28/23		418	417,026
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 10.42%, 07/28/28		671	578,370
Vertical U.S. Newco, Inc., Term Loan B, (6 mo. LIBOR + 3.50%, 0.50% Floor), 6.87%, 07/30/27		1,167	1,119,605
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 5.30%, 03/02/27		1,506	1,430,093

			5,879,084

Insurance — 4.6%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		1,775	1,698,363
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/06/27		2,345	2,219,292
Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/09/25		627	599,879
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 5.37%, 02/19/28		1,191	1,136,823
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27		625	590,956
2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 02/12/27		604	570,831
Hub International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.77%, 04/25/25		1,760	1,690,108
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 5.98%, 04/25/25		1,652	1,585,481
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 02/15/27		115	107,646

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME + 3.00%, 0.75% Floor), 6.13%, 09/01/27(b)	USD	843	$813,327
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 12/31/25		486	458,970
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 09/03/26		623	594,432
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 7.37%, 09/03/26		504	484,709

			12,550,817

Interactive Media & Services — 2.4%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 06/26/28		1,068	1,038,425
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 12/06/27		455	407,507
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.12%, 10/30/26		1,741	1,680,055
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 08/10/27		452	436,340
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 01/29/26		3,126	2,920,907

			6,483,234

Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (1 mo. SOFR CME + 3.50%, 0.75% Floor), 6.25%, 11/08/27		1,135	1,079,830
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 7.37%, 02/12/27(b)		228	199,237

			1,279,067

Internet Software & Services — 0.4%
Uber Technologies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 6.57%, 02/25/27		1,093	1,063,033

IT Services — 6.9%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 0.75% Floor), 10.83%, 11/24/28		885	800,925
2020 USD Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.08%, 11/24/27		472	433,502
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 10/02/25		1,255	1,186,901
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 10/30/26		1,348	1,301,610
CCC Intelligent Solutions, Inc., Term Loan, (1 mo. LIBOR + 2.25%, 0.50% Floor), 4.37%, 09/21/28		1,040	1,003,735
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.50% Floor), 9.63%, 06/04/29(b)		873	585,178
Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.63%, 06/02/28		2,084	1,558,020
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 4.87%, 04/28/28		1,255	1,206,798
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 12/01/27		3,074	2,919,664
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 02/12/27(b)		1,560	1,349,263

Security		Par (000)	Value

IT Services (continued)
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 11.67%, 10/09/28	USD	2,590	$2,570,575
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 4.87%, 11/16/26		1,147	1,104,226
2021 Term Loan B6, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 12/01/28		1,607	1,553,692
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		643	601,127
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 5.37%, 03/31/28		602	582,841
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 6.12%, 02/02/26		135	132,907

			18,890,964

Leisure Products — 0.5%
Fender Musical Instruments Corp., 2021 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 6.75%, 12/01/28		603	510,815
MND Holdings III Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 06/19/24		612	591,113
Peloton Interactive, Inc., Term Loan, (6 mo. SOFR CME + 6.50%, 0.50% Floor), 8.35%, 05/25/27		212	206,890

			1,308,818

Life Sciences Tools & Services — 3.0%
Avantor Funding, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 11/08/27		1,421	1,380,328
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27		2,047	1,900,003
ICON Luxembourg SARL, LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		1,638	1,599,092
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. SOFR + 3.00%, 0.50% Floor), 5.55%, 10/19/27		923	892,174
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.37%, 11/15/28		2,108	2,007,677
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 5.94%, 07/03/28		408	398,416

			8,177,690

Machinery — 3.3%
Albion Acquisitions Ltd., USD Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 8.01%, 08/17/26		1,135	1,073,513
ASP Blade Holdings, Inc., Initial Term Loan, (3 mo. LIBOR + 4.00%, 0.50% Floor), 7.67%, 10/13/28		169	147,887
Clark Equipment Co., 2022 Term Loan B, (3 mo. SOFR CME + 2.50%, 0.50% Floor), 6.15%, 04/20/29		187	182,617
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.44%, 05/14/28		244	237,916
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/21/28		726	687,267
Fluidra SA, 2022 USD Term Loan B, (1 mo. SOFR CME + 2.10%), 5.13%, 01/29/29		192	185,122
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. SOFR CME + 1.75%), 4.88%, 03/01/27		1,382	1,338,111
Madison IAQ LLC, Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.82%, 06/21/28		2,294	2,114,584
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 04/05/29		852	785,672

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (6 mo. LIBOR + 3.00%), 5.88%, 03/28/25	USD	2,395		$2,140,003
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.50% Floor), 5.37%, 10/04/28		77		76,185

				8,968,877

Media — 12.3%
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 5.26%, 07/15/25		690		647,102
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 5.26%, 01/31/26		953		889,665
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 6.91%, 08/14/26(b)		2,136		1,932,711
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.00%), 5.76%, 04/22/26		931		726,479
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 5.12%, 05/03/28		302		296,322
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 4.87%, 04/30/25		1,608		1,575,652
City Football Group Ltd., Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.48%, 07/21/28		979		928,863
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 6.31%, 08/21/26		2,347		2,089,282
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 12/17/26		—	(i)	135
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26		3,470		3,220,800
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 5.07%, 07/17/25		1,309		1,244,014
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 5.32%, 04/15/27		1,102		1,028,340
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 5.87%, 01/07/28		505		487,338
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 6.37%, 12/01/23		539		440,353
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 03/24/25		816		785,274
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 4.81%, 10/17/26		1,559		1,465,107
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 6.62%, 09/13/24		1,893		1,800,657
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.87%, 09/13/24		1,792		1,699,675
2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 9.28%, 02/23/29		689		643,455
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 5.62%, 09/18/26		538		530,237
Sinclair Television Group, Inc., 2022 Term Loan B4, (1 mo. SOFR CME + 3.75%), 6.88%, 04/21/29		1,121		1,057,652
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 6.11%, 09/28/23(b)		2,539		2,437,028
UPC Financing Partnership, 2021 USD Term Loan AX, (1 mo. LIBOR + 2.92%), 5.74%, 01/31/29		474		451,176
Virgin Media Bristol LLC 2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 6.07%, 01/31/29		278		268,617

Security		Par (000)	Value

Media (continued)
Virgin Media Bristol LLC (continued)
USD Term Loan N, (1 mo. LIBOR + 2.50%), 5.32%, 01/31/28	USD	609	$580,369
Voyage Digital Ltd., USD Term Loan B, (3 mo. SOFR + 4.50%, 0.50% Floor), 7.26%, 05/11/29(b)		626	609,945
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 5.87%, 05/18/25		1,817	1,730,003
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 5.24%, 01/20/28		1,308	1,265,945
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 03/09/27		3,113	2,592,404

			33,424,600

Oil, Gas & Consumable Fuels — 1.5%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 6.87%, 12/13/25		563	491,298
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 6.12%, 06/28/24		25	14,951
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%, 3.00% PIK), 3.52%, 06/30/25(f)		184	91,866
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 7.99%, 09/19/29		165	161,700
Medallion Midland Acquisition LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 10/18/28		1,191	1,149,315
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%, 0.50% Floor), 4.32%, 01/31/28		394	392,424
Oryx Midstream Services Permian Basin LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.21%, 10/05/28		1,932	1,870,908

			4,172,462

Personal Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (3 mo. SOFR + 6.00%, 1.00% Floor), 8.94%, 12/22/26		252	238,860
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.12%, 07/03/28		131	130,450
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.42%, 10/01/26		3,748	3,478,372

			3,847,682

Pharmaceuticals — 2.7%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 6.90%, 05/04/25		749	620,695
Bausch Health Cos., Inc., 2022 Term Loan B, (1 mo. SOFR CME + 5.25%, 0.50% Floor), 8.10%, 02/01/27		710	543,595
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%, 0.50% Floor), 5.06%, 02/22/28		986	975,387
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 4.31%, 08/01/27		950	902,318
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 5.12%, 11/15/27		982	929,809
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 05/05/28		1,255	1,211,107
Option Care Health, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.75%, 0.50% Floor), 5.87%, 10/27/28		433	422,859

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.19%, 06/02/28	USD	951	$927,529
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 6.67%, 11/18/27(b)		862	794,980

			7,328,279

Professional Services — 1.5%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1 mo. SOFR CME + 3.25%), 6.28%, 01/18/29		441	424,366
Term Loan, (1 mo. LIBOR + 3.25%), 6.33%, 02/06/26		1,443	1,392,904
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.90%, 07/06/29		375	351,055
2022 USD Term Loan, (3 mo. SOFR CME + 4.25%, 0.50% Floor), 7.90%, 07/06/29		812	760,618
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME + 4.75%, 0.50% Floor), 7.78%, 04/29/29(b)		1,244	1,166,250

			4,095,193

Real Estate Management & Development — 1.0%
Chamberlain Group, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 11/03/28		1,520	1,377,063
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 5.87%, 08/21/25		1,454	1,387,155

			2,764,218

Road & Rail — 0.4%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 08/06/27		407	383,457
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 8.48%, 08/04/25(b)		726	655,918

			1,039,375

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%, 0.50% Floor), 4.36%, 12/02/28		387	382,251

Software — 15.1%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 6.67%, 09/19/24		302	293,688
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.75% Floor), 9.17%, 09/19/25		439	430,879
Barracuda Networks, Inc., 2022 Term Loan, (1 mo. SOFR CME + 4.50%, 0.50% Floor), 7.53%, 08/15/29		473	443,773
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 6.61%, 07/06/29		452	434,589
Cloudera, Inc.(b)
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 9.12%, 10/08/29		602	505,680
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/08/28		1,843	1,612,398
ConnectWise LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 09/29/28		626	583,994
Cornerstone OnDemand, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 6.87%, 10/16/28(b)		738	616,472
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 6.37%, 05/28/24		792	704,644
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 6.64%, 02/04/28		176	167,847

Security		Par (000)	Value

Software (continued)
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.87%, 07/31/28	USD	1,316	$1,279,152
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 7.45%, 03/11/28		1,315	1,240,162
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 5.88%, 10/27/28		3,167	3,065,861
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%, 0.50% Floor), 6.12%, 10/30/28(b)		451	437,213
IPS Corp.(b)
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%, 0.50% Floor), 10.12%, 10/01/29		645	580,500
2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 6.62%, 10/02/28		361	335,158
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 7.87%, 07/27/28		1,496	1,346,137
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 8.25%, 0.75% Floor), 11.37%, 07/27/29		1,358	1,244,134
McAfee LLC, 2022 USD Term Loan B, (1 mo. SOFR CME + 3.75%), 6.36%, 03/01/29		2,149	1,954,079
Netsmart Technologies, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 7.12%, 10/01/27		963	914,650
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.92%, 12/18/28(b)		572	543,400
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 7.67%, 12/17/27		1,317	1,244,947
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.32%, 08/31/28		1,733	1,623,575
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 9.32%, 08/31/29		895	858,081
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/24/28		3,881	3,629,508
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 9.62%, 04/23/29		1,825	1,757,815
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 6.37%, 05/30/25		416	395,154
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 6.03%, 08/01/25		1,712	1,658,723
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 7.17%, 10/07/27		1,351	1,296,910
Tempo Acquisition LLC, 2022 Term Loan B, (1 mo. SOFR CME + 3.00%), 6.03%, 08/31/28		2,970	2,887,297
Tibco Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME + 4.50%, 0.50% Floor), 8.02%, 03/20/29		2,368	2,121,894
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 7.54%, 05/03/27		865	813,179
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 5.54%, 05/04/26		2,677	2,541,161
Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 05/04/26		1,771	1,684,469

			41,247,123

Specialty Retail — 5.5%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 5.19%, 11/13/25(b)		269	261,153

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Belron Finance U.S. LLC (continued)
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 5.06%, 10/30/26(b)	USD	656	$636,744
2021 USD Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 5.38%, 04/13/28		1,705	1,648,556
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (1 day SONIA + 4.25%), 5.44%, 06/23/25	GBP	1,000	976,981
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%, 0.50% Floor), 7.92%, 03/31/26	USD	350	326,537
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 11/24/28(b)		422	405,994
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. SOFR CME + 4.00%, 0.75% Floor), 7.25%, 05/04/28		1,853	1,733,301
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 7.37%, 08/31/26		1,056	885,365
Midas Intermediate Holdco II LLC, (1 mo. SOFR CME + 8.35%, 0.75% Floor), 11.20%, 06/30/27		1,921	1,731,266
PetSmart, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28		3,253	3,071,424
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 8.84%, 12/20/24		607	545,765
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%, 0.50% Floor), 6.38%, 10/20/28		535	485,678
Reverb Buyer, Inc.
2021 1st Lien Term Loan, 11/01/28		1,553	1,478,796
2021 Delayed Draw Term Loan, 3.50%, 11/01/28		250	237,322
Woof Holdings, Inc.(b)
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 7.32%, 12/21/27		336	316,572
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 10.82%, 12/21/28		345	329,475

			15,070,929

Technology Hardware, Storage & Peripherals — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 8.12%, 07/23/26		626	501,133

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (3 mo. SOFR + 3.50%, 0.50% Floor), 7.20%, 02/17/29		1,160	1,089,243

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 5.37%, 05/19/28		848	816,133
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		655	586,726
ION Trading Finance Ltd., 2021 USD Term Loan, (3 mo. LIBOR + 4.75%), 8.42%, 04/03/28		417	385,887
SRS Distribution, Inc., 2022 Incremental Term Loan, (3 mo. SOFR CME + 3.50%), 6.18%, 06/02/28		612	561,572

			2,350,318

Security		Par (000)	Value

Wireless Telecommunication Services — 1.1%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 6.56%, 04/30/28	USD	675	$654,150
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. SOFR + 3.86%), 6.61%, 06/02/28		436	408,383
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 4.87%, 04/11/25		2,059	1,999,655

			3,062,188

Total Floating Rate Loan Interests — 136.7% (Cost: $397,412,808)			372,445,530

		Shares

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		35,400	714,726

Total Investment Companies — 0.3% (Cost: $772,949)			714,726

		Benefical Interest (000)

Other Interests

IT Services(b)(j) — 0.0%
Millennium Corp. Claim	USD	930	—
Millennium Lender Claim Trust		991	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Metals & Mining — 0.0%
Ameriforge Group, Inc.		2,642	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(a)		617	6,417

Total Warrants — 0.0% (Cost: $ — )			6,417

Total Investments — 139.3% (Cost: $406,531,613)			379,433,059

Liabilities in Excess of Other Assets — (39.3)%			(106,986,830)

Net Assets — 100.0%			$272,446,229

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $456, representing less than 0.05% of its net assets as of period end, and an original cost of $131,156.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT)

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	$—	$—	$—	$—	—	$2,395	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,655,368	GBP	1,440,000	HSBC Bank USA N.A.	12/21/22	$45,647

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V2	5.00%	Quarterly	12/20/26	B-		USD 3,465		$(11,816)	$219,662	$(231,478)

CDX.NA.HY.38.V2	5.00	Quarterly	06/20/27	B		USD 2,802		(58,360)	20,925	(79,285)

								$(70,176)	$240,587	$(310,763)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Auto Components	$21,305	$—	$—	$21,305
Construction & Engineering	34,490	—	—	34,490
Household Durables	—	—	—	—
Metals & Mining	—	416	456	872
Software	64	—	—	64
Specialty Retail	—	375,212	—	375,212
Corporate Bonds	—	5,834,443	—	5,834,443
Floating Rate Loan Interests	—	343,065,043	29,380,487	372,445,530
Investment Companies	714,726	—	—	714,726
Other Interests	—	—	—	—
Warrants	6,417	—	—	6,417

Liabilities
Unfunded Floating Rate Loan Interests	—	(33,827)	(8,067)	(41,894)

	$777,002	$349,241,287	$29,372,876	$379,391,165

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$45,647	$—	$45,647
Liabilities
Credit Contracts	—	(310,763)	—	(310,763)

	$—	$(265,116)	$—	$(265,116)

(a)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $111,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Other Interests		Total

Assets/Liabilities
Opening balance, as of December 31, 2021	$486	$—	(a)	$17,379,496	$(182)	$—	(a)	$17,379,800
Transfers into Level 3(b)	—	—		21,229,394	(1,028)	—		21,228,366
Transfers out of Level 3(c)	—	—		(5,356,539)	—	—		(5,356,539)
Accrued discounts/premiums	—	—		171,699	—	—		171,699
Net realized gain (loss)	—	—		53,908	—	—		53,908
Net change in unrealized appreciation (depreciation)(d)	(30)	—		(3,082,692)	(6,857)	—		(3,089,579)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Floating Rate Income Trust (BGT)

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Other Interests		Total

Purchases	$—	$—		$3,663,073	$—	$—		$3,663,073
Sales	—	—		(4,677,852)	—	—		(4,677,852)

Closing balance, as of September 30, 2022	$456	$—	(a)	$29,380,487	$(8,067)	$—	(a)	$29,372,876

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(d)	$(30)	$—		$(3,006,739)	$(6,857)	$—		$(3,013,626)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CME	Chicago Mercantile Exchange

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

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